Customer and Supplier Concentrations	6 Months Ended
Mar. 31, 2023
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 11 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company sold a substantial portion of products to one customer (10.98% of total revenues) during the six months ended March 31, 2023. As of March 31, 2023, two significant customers’ accounts receivable were $730,067 and $6,305,357, accounted for 3.36% and 29.01% of the total accounts receivable, respectively.

The Company sold a substantial portion of products to one customer (13.44% of total revenues) during the six months ended March 31, 2022. As of March 31, 2022, amount due from this customer included in accounts receivable was $6,013,084, representing 35.20% of total accounts receivable. There was no other significant concentration (over 10%) of accounts receivable for the year ended March 31, 2022.

The loss of our significant customers or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

For the six months ended March 31, 2023, two suppliers accounted for 24.81%, and 12.27% of the Company’s total raw material purchases. There were three suppliers that have significant concentration (over 10%) of total accounts payable as of March 31, 2023, which accounted for 51.53%, 13.75% and 10.83% of the Company’s total accounts payable.

For the six months ended March 31, 2022, four suppliers accounted for 24.59%, 15.79%, 11.95% and 10.29% of the Company’s total raw material purchase. There was one supplier that have significant concentration (over 10%) of total accounts payable as of March 31, 2022, which accounted for 51.33% of the Company’s total accounts payable.

The Company believes there are numerous other suppliers that could be substituted should these suppliers become unavailable or non-competitive.